As filed with the Securities and Exchange Commission on April 14, 2026

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 144	☒

NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

New York Life Investment Management LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until May 1, 2026, the effectiveness of the registration statement for NYLI International Small-Mid Cap Equity ETF (the “Fund”) filed in Post-Effective Amendment No. 134 on December 12, 2025, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 136, filed on March 16, 2026.

This Post-Effective Amendment No. 138 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 134. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on April 14, 2026.

New York Life Investments Active ETF Trust

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Lofton Holder*	Trustee	April 14, 2026
Lofton Holder

/s/ Michael A. Pignataro*	Trustee	April 14, 2026
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	April 14, 2026
Paul D. Schaeffer

/s/ Michelle A. Kinch*	Trustee	April 14, 2026
Michelle A. Kinch

/s/ Kirk C. Lehneis	Trustee, President and Principal Executive Officer	April 14, 2026
Kirk C. Lehneis

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer,	April 14, 2026
Adefolahan Oyefeso	and Principal Accounting Officer

/s/ Matthew V. Curtin		April 14, 2026
Matthew V. Curtin, Attorney-in-fact*

* Pursuant to Powers of Attorney previously filed as an exhibit and incorporated by reference herein.